BUSINESS OVERVIEW (Narrative) (Details)	12 Months Ended
Dec. 31, 2012
Business Overview [Abstract]
Date company was organized (Date)	Apr. 01, 2004
Number of operating locations (in Locations)	9
MIS [Member]
Subsidiary Of Limited Liability Company Or Limited Partnership [Line Items]
Number of operating facilities (in Facilities)	7
HKEC [Member]
Subsidiary Of Limited Liability Company Or Limited Partnership [Line Items]
Number of operating facilities (in Facilities)	2